Vessels, Port Terminals and Other Fixed Assets, net (Tables)	12 Months Ended
Dec. 31, 2013
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
Vessels, port terminal and other fixed assets, net
Dry Port Terminal	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 39,501	$ (5,094)	$ 34,407
Additions	8,577	(1,222)	7,355
Disposals	(152)	103	(49)
Balance December 31, 2011	$ 47,926	$ (6,213)	$ 41,713
Additions	11,173	(1,529)	9,644
Balance December 31, 2012	$ 59,099	$ (7,742)	$ 51,357
Additions	16,196	(1,597)	14,599
Write-off	(22)	22	—
Balance December 31, 2013	$ 75,273	$ (9,317)	$ 65,956
Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 25,757	$ (3,937)	$ 21,820
Additions	653	(1,316)	(663)
Balance December 31, 2011	$ 26,410	$ (5,253)	$ 21,157
Additions	731	(1,256)	(525)
Balance December 31, 2012	$ 27,141	$ (6,509)	$ 20,632
Additions	616	(1,256)	(640)
Balance December 31, 2013	$ 27,757	$ (7,765)	$ 19,992
Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 278,837	$ (42,637)	$ 236,200
Additions	62,153	(15,380)	46,773
Balance December 31, 2011	$ 340,990	$ (58,017)	$ 282,973
Additions	20,009	(19,383)	626
Restructure of capital leases	(4,590)	—	(4,590)
Balance December 31, 2012	$ 356,409	$ (77,400)	$ 279,009
Additions	40,587	(16,384)	24,203
Transfers	3,030	—	3,030
Balance December 31, 2013	$ 400,026	$ (93,784)	$ 306,242
Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 4,139	$ (433)	$ 3,706
Additions	801	(262)	539
Balance December 31, 2011	$ 4,940	$ (695)	$ 4,245
Additions	1,166	(334)	832
Disposals	(37)	—	(37)
Balance December 31, 2012	$ 6,069	$ (1,029)	$ 5,040
Additions	1,997	(318)	1,679
Transfers	(3,030)	—	(3,030)
Balance December 31, 2013	$ 5,036	$ (1,347)	$ 3,689
Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 348,234	$ (52,101)	$ 296,133
Additions	72,184	(18,180)	54,004
Disposals	(152)	103	(49)
Balance December 31, 2011	$ 420,266	$ (70,178)	$ 350,088
Additions	33,079	(22,502)	10,577
Restructure of capital leases	(4,590)	—	(4,590)
Disposals	(37)	—	(37)
Balance December 31, 2012	$ 448,718	$ (92,680)	$ 356,038
Additions	59,396	(19,555)	39,841
Write-off	(22)	22	—
Balance December 31, 2013	$ 508,092	$ (112,213)	$ 395,879

Schedule of leased property under capital leases
Vessels	December 31, 2013
San San H and Ferni H	$ 32,843
Less: Accumulated amortization	(2,214)

Net book value	$ 30,629

Schedule of future minimum lease payments under capital leases

Payment Due by Period	December 31, 2013
2014	2,190
2015	2,190
2016	$ 21,262

Total future minimum lease payments (1)	25,642

Less: amount representing interest (2)	(1,883)

Present value of future minimum lease payments (3)	$ 23,759